Stock-Based Compensation (Details Narrative) (10-K) - HubPages, Inc. [Member] - USD ($)		6 Months Ended		12 Months Ended
	Jul. 18, 2006	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock option, outstanding		7,645,220		7,663,220	1,345,000	1,393,854
Stock-based compensation expense		$ 18,293	$ 4,942	$ 9,884	$ 7,624
Value of stock options granted over service period				141,761
Unrecognized compensation expense				$ 139,572
Weighted average period recognized				4 years
2006 Stock Option Plan [Member]
Number of shares authorized for issuance	8,490,962
Stock option maximum term	10 years
Stock option, vesting period	4 years
Stock option, outstanding				7,663,220
Shares remain available for future grants				332,536